Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Composition and Movement in Deferred Taxes

Composition and movement in deferred taxes:

	In non-current liabilities (1)	In non-current assets (1)
	USD in thousands

Balance as of January 1, 2024	(1,575)	1,459

Charged to profit or loss	404	(368)
Adjustments arising from translating financial statements from functional currency to presentation currency	14	(13)

Balance as of December 31, 2024	(1,157)	1,078

Charged to profit or loss	1,170	(1,002)
Adjustments arising from translating financial statements from functional currency to presentation currency	(71)	75

Balance as of December 31, 2025	(60)	151

As shown on balance sheet:	(60)	151

(1)	The deferred taxes are computed at a tax rate of 23%.

Schedule of Taxes on Income Included in Profit or Loss	Taxes on income included in profit or loss:
	Year ended December 31,
	2025	2024	2023
	USD in thousands

Current taxes	195	276	210
Deferred taxes	(168)	(37)	(39)
Tax previous years	715	318	-
	743	557	171

Schedule of Reconciliation Between the Tax Expense, Assuming that all the Income and Expenses, Gains and Loss

The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss, is as follows:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Loss before taxes on income	(117,306)	(36,589)	(84,435)*

Statutory tax rate	23%	23%	23%

Tax computed at the statutory tax rate	(26,980)	(8,415)	(19,420)

Increase (decrease) in taxes on income resulting from the following factors:
Adjustment of deferred tax balances relating to prior years	(54)	(37)	-
Different tax rate applicable to foreign subsidiary	(44)	(4)	(2)
Utilization of carryforward losses for which no deferred taxes were computed in the past	-	(31)	(98)
Other losses and temporary differences for which no deferred taxes were computed	15,513	7,380	19,026
Non-deductible expenses for tax purposes	888	853	-
Non-deductible impairment of intangible	10,737	-	-
Tax previous years	702	318	-
Other, net	(19)	493	665

Taxes on income	743	557	171

*	Comparative figures including the discontinued operation results.